FINANCIAL INSTRUMENTS - Contractual maturities of financial liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-derivative financial liabilities
Short-term bank loan	$ 5,000	$ 5,000
Convertible notes, including current maturities and accrued interest			$ 11,022
Trade payables	2,215	1,517	1,262
Other long-term liabilities	$ 1,120	1,052	948
Other accounts payable		2,767	2,714
Total		10,336	15,946
Contractual Cash flow
Short-term bank loans		5,065
Convertible notes, including current maturities and accrued interest			11,473
Trade payables		1,517	1,262
Other long-term liabilities		1,052	948
Other accounts payable		2,767	2,714
Total		10,401	16,397
Up to 6 months
Non-derivative financial liabilities
Short-term bank loan		5,065
Convertible notes, including current maturities and accrued interest			11,473
Trade payables		1,517	1,262
Other accounts payable		2,668	2,536
Total		9,250	15,271
6-12 months
Non-derivative financial liabilities
Other accounts payable		99	178
Total		99	178
Over 5 years
Non-derivative financial liabilities
Other long-term liabilities		1,052	948
Total		$ 1,052	$ 948